Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Subscription receivables	(Accumulated losses)/retained earnings	Accumulated other comprehensive income	Total
Beginning balance at Dec. 31, 2021	$ 1,000	$ 244,463	$ (243,770)	$ (97,926)	$ 125,831	$ 29,598
Beginning balance (in Shares) at Dec. 31, 2021	20,000,000
Net income (loss)				780,648		780,648
Foreign currency translation adjustment					1,727	1,727
Ending balance at Dec. 31, 2022	$ 1,000	244,463	(243,770)	682,722	127,558	811,973
Ending balance (in Shares) at Dec. 31, 2022	20,000,000
Settlement of subscription receivables by shareholders			243,770			243,770
Net income (loss)				937,609		937,609
Foreign currency translation adjustment					3,542	3,542
Ending balance at Dec. 31, 2023	$ 1,000	244,463		1,620,331	131,100	$ 1,996,894
Ending balance (in Shares) at Dec. 31, 2023	20,000,000					20,000,000	[1]
Net income (loss)				(431,544)		$ (431,544)
Proceeds from initial public offerings	$ 63	3,339,520				3,339,583
Proceeds from initial public offerings (in Shares)	1,265,000
Foreign currency translation adjustment					7,818	7,818
Ending balance at Dec. 31, 2024	$ 1,063	$ 3,583,983		$ 1,188,787	$ 138,918	$ 4,912,751
Ending balance (in Shares) at Dec. 31, 2024	21,265,000					21,265,000	[1]

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).